Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Stock-Based Compensation
15.	Stock-Based Compensation

On May 1, 2011, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 912,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year exercisable period. The grant-date fair value per share of the stock options granted during the year ended December 31, 2011 was ¥772.

On May 1, 2010, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 890,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year exercisable period. The grant-date fair value per share of the stock options granted during the year ended December 31, 2010 was ¥988.

On May 1, 2009, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 954,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year exercisable period. The grant-date fair value per share of the stock options granted during the year ended December 31, 2009 was ¥699.

On May 1, 2008, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 592,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year exercisable period. The grant-date fair value per share of the stock options granted during the year ended December 31, 2008 was ¥1,247.

The compensation cost recognized for these stock options for the years ended December 31, 2014, 2013 and 2012 was nil, ¥95 million and ¥364 million, respectively, and is included in selling, general and administrative expenses in the consolidated statements of income.

A summary of option activity under the stock option plans as of and for the years ended December 31, 2014, 2013 and 2012 is presented below:

	Shares	Weighted–average exercise price	Weighted–average remaining contractual term	Aggregate intrinsic value
		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2012	3,042,200	¥4,268	2.0	¥88
Exercised	(10,800)	3,287
Forfeited	(305,000)	4,493

Outstanding at December 31, 2012	2,726,400	4,247	1.6	37
Exercised	(8,600)	3,287
Forfeited	(60,400)	4,461

Outstanding at December 31, 2013	2,657,400	4,245	1.0	28
Exercised	(67,200)	3,287
Forfeited/Expired	(728,400)	4,869

Outstanding at December 31, 2014	1,861,800	¥4,036	0.7	¥248

Exercisable at December 31, 2014	1,861,800	¥4,036	0.7	¥248

At December 31, 2014, all outstanding option awards were vested.

The total fair value of shares vested during the years ended December 31, 2014, 2013 and 2012 was nil, ¥570 million and ¥848 million, respectively. Cash received from the exercise of stock options for the years ended December 31, 2014, 2013 and 2012 was ¥221 million, ¥28 million and ¥35 million, respectively.